ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES

The consolidated financial statements of the Company as of March 31, 2024 include the following entities:

Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox International	March 29, 2023	BVI	100%	Investment holding

Starbox Global	March 29, 2023	BVI	100%	Investment holding

Starbox Berhad	July 24, 2019	Malaysia	100%	Investment holding

StarboxGB	July 24, 2019	Malaysia	100%	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development

StarboxSB	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development

StarboxPB	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers

Irace Technology	September 07, 2023	BVI	100%	Software development, marketing, and licensing

One Eighty Ltd	October 17, 2022	Cayman Islands	51%	Investment holding

One Eighty Holdings Sdn Bhd	October 14, 2022	Malaysia	51%	Investment holding

Benefit Pointer	September 7, 2023	BVI	51%	Software development, marketing, and licensing

180 Degrees Brandcom Sdn Bhd (“180 Degrees”)	March 28, 2013	Malaysia	51%	Providing digital marketing, advertising consulting, and design services

Media Elements Sdn Bhd (“Media Elements”)	October 4, 2002	Malaysia	51%	Providing online and offline advertisement, social media, and big data management services
Trade Router	May 26, 2021	Republic of Seychelles	100%	Software development
ProSeeds	October 8, 2021	Republic of Seychelles	100%	Software development
Carnegie Hill	August 18, 2023	Republic of Seychelles	100%	Software development